UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund: BlackRock Municipal Target Term Trust (BTT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
City of Phenix Alabama IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, 3.63%, 5/15/30	$5,850	$5,680,409
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.25%, 1/01/19	1,000	1,008,800
5.25%, 1/01/20	1,000	1,008,800
5.50%, 1/01/21	1,200	1,210,560
5.50%, 1/01/22	1,105	1,114,724

		10,023,293

Alaska — 0.5%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	8,155	8,142,686

Arizona — 1.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital:
Series A, 5.00%, 2/01/34	6,340	6,935,453
Series B, 5.00%, 2/01/33	1,810	1,985,317
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 7/01/23	700	773,556
Eagle College Preparatory Project, Series A, 4.50%, 7/01/22	735	738,748
Eagle College Preparatory Project, Series A, 5.00%, 7/01/33	1,000	973,890
Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (a)	750	813,592
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	6,000	6,127,800

		18,348,356

California — 20.9%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Odd Fellows Home California, Series A, 5.00%, 4/01/32	4,500	5,132,610
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub Lien, Series A (AMBAC), 0.00%, 10/01/30 (b)	10,530	5,113,684

Municipal Bonds	Par (000)	Value

California (continued)
Anaheim California Public Financing Authority, Refunding RB, Electric Distribution System, Series A, 4.00%, 10/01/31	$17,080	$17,906,672
California Health Facilities Financing Authority, Refunding RB, Adventist Health System/West, Series A:
4.00%, 3/01/27	4,270	4,521,204
4.00%, 3/01/28	8,490	8,938,612
4.00%, 3/01/33	61,485	62,928,053
California HFA, RB, S/F Housing, Home Mortgage, Series I, AMT, 4.70%, 8/01/26	10,000	10,083,900
California Municipal Finance Authority, RB, Biola University:
4.00%, 10/01/27	750	771,682
5.00%, 10/01/29	660	734,177
5.00%, 8/15/30	1,000	1,124,250
5.00%, 10/01/30	500	553,375
4.00%, 10/01/33	2,500	2,511,650
California Pollution Control Financing Authority, RB, Poseidon Resources Desalination Project, AMT, 5.00%, 7/01/30 (a)	18,845	20,335,828
California Statewide Communities Development Authority, RB, American Baptist Homes of the West, Series A:
5.00%, 10/01/23	1,500	1,668,060
5.00%, 10/01/28	650	711,711
5.00%, 10/01/33	2,275	2,476,292
California Statewide Communities Development Authority, Refunding RB:
Episcopal Communities & Services, 5.00%, 5/15/27	500	563,425
Episcopal Communities & Services, 5.00%, 5/15/32	1,000	1,095,160
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,707,625
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	1,000	1,115,730
5.00%, 8/01/29	1,300	1,445,366
5.00%, 8/01/33	1,335	1,467,766

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
County of Los Angeles California Public Works Financing Authority, Refunding RB, Multiple Capital Projects II:
5.00%, 8/01/30	$2,500	$2,861,950
5.00%, 8/01/31	3,000	3,420,930
5.00%, 8/01/32	3,000	3,414,240
5.00%, 8/01/33	2,500	2,839,650
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/31	1,500	1,744,395
5.00%, 11/01/32	1,500	1,739,715
5.00%, 11/01/33	1,200	1,387,116
El Camino Community College District, GO, CAB, Election of 2002, Series C (b):
0.00%, 8/01/30	9,090	5,246,657
0.00%, 8/01/31	12,465	6,701,059
0.00%, 8/01/32	17,435	8,984,779
Escondido Union High School District, GO, CAB, Election of 2008, Series A (AGC), 0.00%, 8/01/33 (b)	2,865	1,316,611
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/30	1,500	1,716,945
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/32 (b)	29,015	13,850,020
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFUEL Corp., Los Angeles International, AMT:
4.50%, 1/01/27	5,000	5,433,150
5.00%, 1/01/32	4,110	4,497,614
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,183,100
Poway Unified School District, GO, CAB, Election of 2008, Series A (b):
0.00%, 8/01/27	10,000	6,310,700
0.00%, 8/01/30	10,000	5,434,100
0.00%, 8/01/32	12,500	6,167,250
Poway Unified School District Public Financing Authority, Refunding, Special Tax Bonds:
5.00%, 9/15/26	935	1,074,231
5.00%, 9/15/29	1,205	1,363,385
5.00%, 9/15/32	995	1,106,340

Municipal Bonds	Par (000)	Value

California (concluded)
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 8/01/30	$10,000	$10,212,100
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 8/01/31	15,660	16,486,535
4.00%, 8/01/32	17,010	17,855,057
4.00%, 8/01/33	5,665	5,928,876
San Diego Community College District, GO, Election of 2006, 0.00%, 8/01/30 (b)	5,000	2,474,200
State of California Public Works Board, RB:
Judicial Council Projects, Series A, 5.00%, 3/01/31	5,000	5,708,550
Judicial Council Projects, Series A, 5.00%, 3/01/32	5,000	5,688,850
Judicial Council Projects, Series A, 5.00%, 3/01/33	5,220	5,910,449
Series D, 5.00%, 9/01/30	2,620	3,032,781
Series D, 5.00%, 9/01/31	2,905	3,351,615
Series D, 5.00%, 9/01/32	6,060	6,945,790
Series E, 5.00%, 9/01/29	2,355	2,731,423
Series E, 5.00%, 9/01/31	2,600	2,999,724
Series E, 5.00%, 9/01/32	2,280	2,613,268
Westlands California Water District, Refunding RB, Series A (AGM):
5.00%, 9/01/30	1,000	1,137,910
5.00%, 9/01/31	1,000	1,133,430
5.00%, 9/01/32	1,000	1,128,240

		339,039,567

Colorado — 5.9%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	788,704
5.50%, 12/01/29	750	867,727
5.38%, 12/01/33	1,500	1,710,285
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series B, 4.00%, 11/15/31	37,090	39,448,924
City of Commerce Colorado-Northern Infrastructure General Improvement District, GO, Refunding, Improvement (AGM):
5.00%, 12/01/31	500	572,155
5.00%, 12/01/32	800	912,272

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23	$1,000	$1,004,090
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 8/15/30	1,000	1,113,710
Colorado Health Facilities Authority, Refunding RB, Covenant Retirement Communities, Series A:
4.50%, 12/01/33	4,595	4,596,930
5.00%, 12/01/33	3,000	3,186,210
Denver West Metropolitan District, GO, Refunding, Series A (AGM), 4.00%, 12/01/32	6,250	6,508,437
Foothills Metropolitan District, Special Assessment Bonds:
5.25%, 12/01/24	2,000	2,009,120
5.75%, 12/01/30	4,375	4,394,425
Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds:
4.10%, 12/01/24	5,080	5,118,151
4.20%, 12/01/25	5,280	5,337,605
4.50%, 12/01/30	4,305	4,395,577
State of Colorado, COP, Refunding, Fitzsimons Academic Projects, 4.00%, 11/01/30	12,675	13,371,111
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	505	516,075

		95,851,508

Connecticut — 1.4%
City of Hartford Connecticut, GO, Refunding, Series A:
4.00%, 4/01/29	8,390	8,805,724
4.00%, 4/01/32	1,500	1,555,335
Connecticut HFA, Refunding RB, M/F Housing Mortgage Finance Program, Sub-Series F-1, 3.00%, 11/15/32	12,020	11,708,442

		22,069,501

District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, 6.00%, 7/01/33	1,700	1,991,686

Florida — 10.6%
City of North Miami Beach, Refunding RB:
4.00%, 8/01/27	3,325	3,543,020
5.00%, 8/01/29	3,650	4,116,324

Municipal Bonds	Par (000)	Value

Florida (continued)
City of North Miami Beach, Refunding RB (concluded):
5.00%, 8/01/30	$4,020	$4,513,013
5.00%, 8/01/31	4,235	4,732,782
5.00%, 8/01/32	4,445	4,954,575
City of Tampa Florida, Refunding RB, Series A:
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/29	6,000	6,286,380
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/30	6,395	6,678,170
H Lee Moffitt Cancer Center Project, 4.00%, 9/01/33	10,000	10,325,700
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc., 6.00%, 11/15/29	5,000	5,549,150
County of Broward Florida, RB, Fort Lauderdale Fuel System Revenue, AMT:
5.00%, 4/01/30	600	653,238
5.00%, 4/01/33	740	802,323
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	7,300	7,349,932
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	5,250	5,367,232
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A:
4.00%, 4/01/31	2,930	3,027,305
4.00%, 4/01/32	1,000	1,028,800
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Sub-Series B, 5.00%, 10/01/32	10,000	11,183,000
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A:
5.00%, 7/01/30	5,530	6,225,785
5.00%, 7/01/31	5,000	5,607,400
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 5/01/32	10,000	11,133,500
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (b):
0.00%, 6/01/26	2,655	1,881,439
0.00%, 6/01/27	3,095	2,068,172

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (continued)
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (b) (concluded):
0.00%, 6/01/28	$3,795	$2,411,571
0.00%, 6/01/29	3,795	2,296,544
0.00%, 6/01/30	2,000	1,131,980
0.00%, 6/01/31	1,295	698,627
0.00%, 6/01/32	2,495	1,280,459
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 5/01/31	1,200	1,220,832
Florida Development Finance Corp., RB, Miami Arts Charter School Project, Series A (a):
5.00%, 6/15/24	165	164,617
5.63%, 6/15/29	1,250	1,243,137
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	2,021,420
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/29	4,685	4,873,337
4.50%, 11/01/30	2,895	3,003,302
4.50%, 11/01/31	3,200	3,297,568
4.50%, 11/01/32	2,300	2,360,628
4.50%, 11/01/33	2,080	2,130,544
Lee County School Board, COP, Refunding Series A, 5.00%, 8/01/28	3,500	4,107,180
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center:
5.00%, 11/15/25	500	570,700
5.00%, 11/15/26	250	283,067
5.00%, 11/15/27	375	422,265
5.00%, 11/15/28	500	560,770
5.00%, 11/15/30	1,000	1,115,280
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/30	3,825	4,459,300
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 5/01/23	3,490	3,599,830
5.00%, 5/01/32	5,920	5,988,258
Village Community Development District No. 5, Refunding, Special Assessment Bonds:
Phase I, 3.50%, 5/01/28	2,105	2,098,264
Phase I, 3.50%, 5/01/28	3,960	3,947,328

Municipal Bonds	Par (000)	Value

Florida (concluded)
Village Community Development District No. 5, Refunding, Special Assessment Bonds (concluded):
Phase II, 4.00%, 5/01/33	$1,225	$1,239,982
Phase II, 4.00%, 5/01/34	2,530	2,551,809
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 5/01/29	6,325	6,435,814

		172,541,653

Georgia — 0.8%
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 3.45%, 12/01/32	12,050	12,228,461

Guam — 0.7%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/30	10,000	11,498,600

Idaho — 0.6%
Idaho Housing & Finance Association, RB, Series A, 4.00%, 7/15/30	10,000	10,465,500

Illinois — 14.0%
City of Chicago Illinois, GO:
CAB (NPFGC), 0.00%, 1/01/27 (b)	5,000	2,933,900
Project, Series A, 5.00%, 1/01/33	10,000	10,204,500
City of Chicago Illinois, Refunding RB, GO, Series A, 5.25%, 1/01/30	6,000	6,357,720
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 1/01/31	10,375	10,568,909
4.00%, 1/01/32	10,790	10,950,879
4.00%, 1/01/33	11,220	11,352,172
4.00%, 1/01/35	9,135	9,191,272
City of Chicago Illinois, Refunding ARB, O'Hare International Airport Passenger Facility Charge, Series B, AMT:
4.00%, 1/01/27	5,000	5,120,600
4.00%, 1/01/29	28,425	28,995,774
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/33	5,000	5,488,950

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM):
5.00%, 1/01/30	$2,730	$3,041,821
5.00%, 1/01/32	2,000	2,205,380
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,711,627
4.00%, 12/01/31	1,715	1,799,532
4.00%, 12/01/32	1,800	1,880,910
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	20,506,622
County of Will Illinois Community High School District No. 210 Lincoln-Way, GO, CAB, Refunding, Series B (b):
0.00%, 1/01/29	6,920	3,771,746
0.00%, 1/01/30	5,680	2,931,221
0.00%, 1/01/31	13,330	6,505,173
0.00%, 1/01/32	16,500	7,633,230
County of Will Illinois Community High School District No. 210 Lincoln-Way, GO, Refunding, Series A, 5.00%, 1/01/31	16,300	18,343,368
Illinois Finance Authority, RB, Charter School Project-Noble Network,6.00%, 9/01/32	1,620	1,814,206
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	4,835	5,195,739
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,680,121
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	4,900	5,213,453
Northwestern Memorial Healthcare, 4.00%, 8/15/33	7,665	7,939,867
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	11,324,830
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 2/01/29	9,305	9,662,591

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Winnebago & Boone Counties School District No. 205 Rockford, GO (concluded):
4.00%, 2/01/30	$9,835	$10,198,600

		227,524,713

Indiana — 3.5%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 8/01/33	8,500	9,011,105
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	2,250	2,498,693
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	23,369,410
Earlham College Project, 5.00%, 10/01/32	11,255	12,083,030
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/31 (c)	8,000	9,256,000

		56,218,238

Iowa — 2.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	18,500	19,601,675
5.25%, 12/01/25	14,345	15,438,519

		35,040,194

Kentucky — 0.1%
Kentucky Public Transportation Infrastructure Authority, RB, Convertible CABS-1ST Tier-DownTown Crossing Project, Series C, 0.00%, 7/01/33 (d)	1,500	1,056,090
Kentucky Public Transportation Infrastructure Authority, RB,CAB-1st Tier-DownTown Crossing Project, Series B, 0.00%, 7/01/30 (b)	1,230	530,204

		1,586,294

Louisiana — 3.2%
City of New Orleans Louisiana, Refunding RB:
5.00%, 12/01/27	1,500	1,731,660
5.00%, 12/01/29	1,000	1,139,260

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 5

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A:
5.00%, 7/01/27	$3,770	$4,380,589
5.00%, 7/01/28	4,420	5,108,327
5.00%, 7/01/29	3,000	3,457,260
5.00%, 7/01/30	5,000	5,745,650
5.00%, 7/01/31	5,105	5,824,499
5.00%, 7/01/32	3,000	3,393,630
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	300	326,166
5.00%, 4/01/32	1,000	1,084,220
5.00%, 4/01/33	1,575	1,701,756
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/29	1,925	2,165,202
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,425	3,720,406
5.25%, 5/15/32	4,375	4,784,981
5.25%, 5/15/33	4,750	5,174,982
5.25%, 5/15/35	1,500	1,644,360

		51,382,948

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Eastern Maine Medical Center Obligation:
5.00%, 7/01/25	1,250	1,425,688
5.00%, 7/01/26	1,000	1,125,200
5.00%, 7/01/27	1,000	1,113,630
3.75%, 7/01/28	1,000	1,008,820
5.00%, 7/01/33	5,000	5,443,100
Maine State Housing Authority, Refunding RB, S/F Housing, Series B, 3.45%, 11/15/32	12,000	12,143,040

		22,259,478

Maryland — 0.5%
Anne Arundel County Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 7/01/24	700	709,975
4.90%, 7/01/30	1,315	1,333,121
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	5,000	5,528,950

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland EDC, Refunding RB (concluded):
Salisbury University Project, 5.00%, 6/01/34	$500	$538,265

		8,110,311

Massachusetts — 1.4%
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 7/01/29	10,000	10,997,900
Massachusetts HFA, Refunding RB, S/F Housing, Series 163, AMT, 4.00%, 12/01/33	11,425	11,598,317

		22,596,217

Michigan — 0.9%
Michigan Finance Authority, Refunding RB:
Holland Community Hospital, Series A, 5.00%, 1/01/33	750	816,488
Oakwood Obligation Group, 5.00%, 8/15/30	4,105	4,590,252
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	9,195	9,492,458

		14,899,198

Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,059,044
St. Lewis College of Pharmacy Project, 5.00%, 5/01/30	3,000	3,268,500

		5,327,544

Nebraska — 1.1%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 9/01/27	7,010	7,836,689

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 6

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska (concluded)
Central Plains Nebraska Energy Project, RB (concluded):
Gas Project No. 3, 5.00%, 9/01/32	$9,500	$10,373,240

		18,209,929

New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Concord Hospital, Series A:
5.00%, 10/01/26	1,075	1,213,159
5.00%, 10/01/27	1,180	1,327,476
4.00%, 10/01/33	3,500	3,585,890
New Hampshire State Turnpike System, RB, Series C:
4.00%, 8/01/33	4,350	4,602,344
4.00%, 8/01/35	4,745	4,963,697

		15,692,566

New Jersey — 11.7%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, AMT, 5.00%, 12/01/24	1,500	1,676,085
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	12,230	12,963,311
Continental Airlines, Inc. Project, Series A, 5.63%, 11/15/30	1,740	1,886,873
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,315	1,427,038
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 1/01/28	4,705	5,281,598
New Jersey EDA, Refunding RB:
4.25%, 6/15/27	16,500	17,138,880
Cigarette Tax, 5.00%, 6/15/26	10,610	11,906,224
Continental Airlines, Inc. Project, AMT, 5.75%, 9/15/27	6,200	6,486,006
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	5,000	5,757,600
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health, Series A, 4.00%, 7/01/26	3,000	3,169,290

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT:
4.10%, 11/01/28	$15,800	$16,278,424
4.35%, 11/01/33	7,315	7,519,088
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 0.00%, 12/15/28 (b)	66,000	35,596,440
CAB, Series A, 0.00%, 12/15/29 (b)	18,000	9,237,960
Series AA, 4.00%, 6/15/30	13,315	13,720,575
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 1/01/27	5,000	5,871,500
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	6,950	6,871,326
4.63%, 6/01/26	22,460	20,557,189
Township of Irvington, GO, Refunding Series A (AGM):
5.00%, 7/15/29	1,750	1,996,820
5.00%, 7/15/30	2,000	2,276,740
5.00%, 7/15/31	1,450	1,641,632
5.00%, 7/15/32	835	940,936

		190,201,535

New Mexico — 1.1%
New Mexico Educational Assistance Foundation, RB, AMT:
Education Loan Series A-1, 3.75%, 9/01/31	6,250	6,287,813
Education Loan Series A-2, 3.80%, 11/01/32	5,850	5,894,460
Education Loan Series A-2, 3.80%, 9/01/33	5,000	5,042,350

		17,224,623

New York — 7.2%
Build NYC Resource Corp., RB, Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	3,530	3,573,631
Housing Development Corp., RB, M/F Housing, Series K-1:
3.40%, 11/01/30	8,070	8,139,241
3.50%, 11/01/32	5,865	5,911,275

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 7

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
Housing Development Corp., Refunding RB, M/F Housing:
Series L-1, 3.40%, 11/01/30	$1,580	$1,593,556
Series L-1, 3.50%, 11/01/32	1,160	1,169,152
Series L-2-A, 3.60%, 11/01/33	11,000	11,114,510
Metropolitan Transportation Authority, Refunding RB, Series F, 5.00%, 11/15/30	25,000	28,895,250
New York Mortgage Agency, Refunding RB, Series 48, 3.45%, 10/01/33	3,500	3,504,760
New York State HFA, RB, M/F Affordable Housing (SONYMA), Series F:
3.05%, 11/01/27	4,020	3,952,022
3.45%, 11/01/32	5,235	5,265,991
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	3,000	3,047,940
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 4.50%, 7/01/32	9,115	8,810,194
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series A (b):
0.00%, 11/15/29	17,810	10,503,804
0.00%, 11/15/30	25,215	14,245,467
0.00%, 11/15/31	5,000	2,690,100
TSASC Inc, Refunding RB, 5.00%, 6/01/26	4,000	3,917,920

		116,334,813

North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Mission Health Combined Group, 4.63%, 10/01/30	2,000	2,113,260
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/31	1,665	1,909,322

		4,022,582

Ohio — 0.4%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 7/01/28	500	526,120

Municipal Bonds	Par (000)	Value

Ohio (concluded)
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A (concluded):
5.63%, 7/01/32	$1,000	$1,057,150
Ohio State University, RB, General Receipts Special Purpose, Series A, 4.00%, 6/01/31	4,220	4,461,806

		6,045,076

Oklahoma — 0.2%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A:
5.00%, 4/01/23	1,050	947,174
5.00%, 4/01/29	1,500	1,287,630
5.00%, 4/01/33	1,050	882,231

		3,117,035

Pennsylvania — 9.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	7,459,695
5.00%, 5/01/28	5,000	5,497,900
5.00%, 5/01/29	3,745	4,104,969
5.00%, 5/01/30	5,300	5,783,943
County of Beaver Industrial Development Authority, Refunding RB, First Energy Nuclear Energy Corp, Project, Series B, 3.50%, 12/01/35 (e)	4,540	4,666,167
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Asbury Pennsylvania Obligated Group:
5.00%, 1/01/22	750	803,535
5.25%, 1/01/27	1,275	1,345,724
5.25%, 1/01/32	3,350	3,482,492
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 7/01/33	27,535	28,490,189
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000	5,520,150

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 8

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	$2,500	$2,718,725
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke's Hospital of Bethlehem, Series A, 5.00%, 8/15/33	13,250	14,263,625
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., AMT:
Series A, 6.25%, 11/01/27	6,520	6,524,173
Series B, 6.13%, 11/01/27	3,000	3,001,590
Pennsylvania HFA, RB, S/F Housing, Series 114, 3.30%, 10/01/32	20,500	20,253,385
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,526,570
Pennsylvania Higher Educational Facilities Authority, Refunding RB, La Salle University, 4.00%, 5/01/32	3,000	2,982,960
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	4,130	4,671,856
5.00%, 4/01/28	8,000	8,988,720
5.00%, 4/01/29	6,000	6,720,480
5.00%, 4/01/30	5,500	6,160,440
Township of East Hempfield IDA, RB, Student Services Incorporate Student Housing, 5.00%, 7/01/30	1,280	1,371,930

		150,339,218

South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, Bon Secours Health System, Inc., 5.00%, 5/01/28	2,000	2,078,580

South Dakota — 0.0%
Educational Enhancement Funding Corp., Refunding RB, Series B, 5.00%, 6/01/27	650	732,472

Municipal Bonds	Par (000)	Value

Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.00%, 1/01/33	$1,500	$1,652,955

Texas — 15.8%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, Series A, 5.00%, 1/01/33	1,260	1,367,541
City of Brownsville Texas Utilities System Revenue, Refunding RB, Series A:
4.00%, 9/01/30	11,170	11,755,755
4.00%, 9/01/31	11,220	11,747,003
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,665	2,813,281
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/33	1,650	1,963,797
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A:
3.10%, 12/01/22	1,050	1,034,450
3.95%, 12/01/32	1,800	1,761,210
County of Harris Texas, Refunding RB, Toll Road Senior Lien, Series C, 4.00%, 8/15/33	12,325	12,707,445
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 1/01/28	500	561,160
6.38%, 1/01/33	460	529,906
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 1/01/33	1,090	1,116,356
Memorial Hermann Health System, 4.00%, 12/01/31	20,000	20,870,200
YMCA of the Greater Houston Area, 5.00%, 6/01/28	1,500	1,650,345
YMCA of the Greater Houston Area, 5.00%, 6/01/33	3,000	3,236,400
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 5/01/30	31,120	33,534,601

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 9

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB (concluded):
Series B (AMBAC), AMT, 4.55%, 5/01/30	$10,000	$10,657,000
Series B-2, 4.00%, 6/01/30	12,895	13,129,560
County of Midland Texas Fresh Water Supply District No. 1, RB, City of Midland Project, Series A:
CAB, 0.00%, 9/15/31 (b)	6,235	3,178,104
CAB, 0.00%, 9/15/32 (b)	15,135	7,252,843
5.00%, 9/15/31	2,435	2,798,059
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,631,945
4.00%, 11/15/32	15,420	15,710,513
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, 5.00%, 8/15/33	5,000	5,668,150
Leander ISD, GO, Refunding Series D (b):
0.00%, 8/15/31	1,200	617,916
0.00%, 8/15/32	2,000	977,560
0.00%, 8/15/33	4,485	2,077,407
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	5,750	6,156,640
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services:
4.00%, 5/15/31	9,970	10,324,433
4.00%, 5/15/32	10,635	10,970,322
New Hope Cultural Education Facilities Corp., RB:
5.00%, 4/01/29	1,290	1,425,527
5.00%, 4/01/29	725	793,911
Stephenville LLC Tarleton State University Project, Series A, 5.38%, 4/01/28	1,150	1,285,539
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,760,768
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	955	993,467

Municipal Bonds	Par (000)	Value

Texas (concluded)
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project (concluded):
5.50%, 1/01/32	$1,000	$1,045,650
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	25,000	27,371,250
Natural Gas Utility Improvements, 5.00%, 12/15/30	18,000	19,787,040

		256,263,054

U.S. Virgin Islands — 0.7%
Virgin Islands Public Finance Authority, Refunding RB, Gross Receipts Taxes Loan Note, Series A, 5.00%, 10/01/32	10,000	11,058,200

Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	2,400	2,501,160

Virginia — 4.2%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A:
4.50%, 12/01/32	2,840	2,852,524
5.00%, 12/01/32	2,000	2,088,980
County of Fairfax Virginia IDA, Refunding RB, Inova Health System, Series D, 4.00%, 5/15/29	5,325	5,656,002
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 7/01/30	3,000	3,017,250
4.50%, 7/01/32	1,100	1,099,934
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/33	5,445	5,583,793
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	494,655
Virginia HDA, RB, Remarketing:
M/F Housing, Sub-Series C-2, 3.00%, 4/01/31	23,175	22,470,712
S/F Housing, Sub-Series C-3, 3.25%, 4/01/31	21,500	21,203,085

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 10

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	$3,940	$4,158,040

		68,624,975

Washington — 3.1%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	1,048,257
5.00%, 9/01/27	1,000	1,061,790
5.25%, 9/01/32	1,850	1,931,936
Port of Seattle Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 4/01/30	5,000	5,102,750
Spokane Public Facilities District, Refunding RB, Series B:
4.50%, 12/01/30	5,370	5,736,288
5.00%, 12/01/32	5,895	6,536,317
5.00%, 9/01/33	4,665	5,154,312
State of Washington, COP, State and Local Agency Real and Personal Property, Series B:
4.00%, 7/01/29	3,605	3,819,714
4.00%, 7/01/30	4,290	4,521,531
4.00%, 7/01/31	4,470	4,680,269
4.00%, 7/01/32	4,590	4,793,245
Washington State Housing Finance Commission, Refunding RB:
Emerald Heights Project, 5.00%, 7/01/28	1,000	1,089,400
Emerald Heights Project, 5.00%, 7/01/33	1,100	1,193,258
Series 1N (Ginnie Mae)(FannieMae)(Freddie Mac), 3.50%, 12/01/33	4,035	4,088,908

		50,757,975

Wisconsin — 0.9%
Public Finance Authority, Refunding RB, Wisconsin Airport Facilities, Senior Obligated Group, Series B, AMT, 5.25%, 7/01/28	2,250	2,420,145
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Aspirus, Inc., Obligated Group, 5.00%, 8/15/28	3,510	4,002,067

Municipal Bonds	Par (000)	Value

Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB (concluded):
Aspirus, Inc., Obligated Group, 5.00%, 8/15/29	$3,685	$4,177,426
Marquette University, 4.00%, 10/01/32	4,520	4,735,559

		15,335,197

Wyoming — 1.1%
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 3.75%, 12/01/32	16,790	17,213,948

Total Municipal Bonds — 129.1%		2,094,551,839

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)

Colorado — 5.1%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT:
4.25%, 11/15/29	33,820	35,578,940
4.25%, 11/15/30 (g)	35,210	36,915,158
4.25%, 11/15/31	8,085	8,453,494
4.25%, 11/15/32	2,230	2,293,891

		83,241,483

Florida — 6.0%
County of Broward Florida, ARB, Series Q-1:
4.00%, 10/01/29	17,200	17,858,317
4.00%, 10/01/30	18,095	18,723,982
4.00%, 10/01/31	18,820	19,395,263
4.00%, 10/01/32	19,575	20,118,809
4.00%, 10/01/33 (g)	20,355	20,849,747

		96,946,118

Iowa — 2.7%
Iowa State Board of Regents, RB, University of Iowa Hospitals and Clinics:
4.00%, 9/01/28	3,375	3,650,270
4.00%, 9/01/29	6,525	6,995,488
4.00%, 9/01/30	6,325	6,730,996
4.00%, 9/01/31	8,650	9,143,460
4.00%, 9/01/32	7,750	8,142,697

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 11

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value

Iowa (concluded)
Iowa State Board of Regents, RB, University of Iowa Hospitals and Clinics (concluded):
4.00%, 9/01/33	$9,375	$9,816,979

		44,479,890

Texas — 10.0%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/30	15,000	15,970,849
4.00%, 9/15/31	19,475	20,609,998
4.00%, 9/15/32	18,075	19,012,855
4.00%, 9/15/33	11,000	11,493,190
4.00%, 9/15/34	11,885	12,334,665
4.00%, 9/15/35	4,500	4,639,026
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 4.00%, 11/01/32	6,915	7,001,934
Series E, 4.13%, 11/01/35	10,435	10,467,569
Series F, 5.00%, 11/01/29	12,820	14,039,104
Series F, 5.00%, 11/01/30	15,565	17,000,672
Series F, 5.00%, 11/01/31	10,000	10,911,023
Series F, 5.00%, 11/01/32 (g)	17,170	18,627,057

		162,107,942

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 23.8%		386,775,433

Total Long-Term Investments (Cost — $2,438,756,730) — 152.9%		2,481,327,272

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.03% (h)(i)	59,376,149	$59,376,149

Total Short-Term Securities (Cost — $59,376,149) — 3.7%		59,376,149

Total Investments (Cost — $2,498,132,879) — 156.6%		2,540,703,421
Other Assets Less Liabilities — 0.9%		16,190,366
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.3%)		(184,169,171)
RVMTP Shares, at Redemption Value — (46.2%)		(750,000,000)

Net Assets Applicable to Common Shares — 100.0%		$1,622,724,616

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$2,324,925,447

Gross unrealized appreciation	$53,451,022
Gross unrealized depreciation	(21,793,022)

Net unrealized appreciation	$31,658,000

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)

Citigroup Global Markets, Inc.	$9,256,000	$(3,440)

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 12

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from November 1 , 2018 to November 15, 2020 is $128,606,860.
(h)	Represents the current yield as of report date.
(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

FFI Institutional Tax-Exempt Fund	5,417,254	53,958,862	59,376,149	2,430

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
Freddie Mac	Federal Home Loan Mortgage Corp.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(1,280)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$161,740,000	$(1,011,793)

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 13

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$2,481,327,272	—	$2,481,327,272
Short-Term Securities	$59,376,149	—	—	59,376,149
Total	$59,376,149	$2,481,327,272	—	$2,540,703,421

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(1,011,793)	—	—	$(1,011,793)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 14

Schedule of Investments (concluded)	BlackRock Municipal Target Term Trust (BTT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$1,613,002	—	—	$1,613,002
Liabilities:
RVMTP Shares	—	$(750,000,000)	—	(750,000,000)
TOB trust certificates	—	(184,119,974)	—	(184,119,974)

Total	$1,613,002	$(934,119,974)	—	$(932,506,972)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2014 15

Item 2 – Controls and Procedures

2(a) –      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Target Term Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Target Term Trust

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Target Term Trust

Date: December 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Municipal Target Term Trust

Date: December 23, 2014